Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000244722 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244722 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244722 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000244726 | Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	118.10%
C000244724 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244724 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244724 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244724 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244724 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244724 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244724 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244724 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244724 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244724 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244724 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244724 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244724 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000244723 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244723 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244723 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244723 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244723 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244723 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244723 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244723 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244723 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244723 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244723 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244723 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244723 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000244725 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244725 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244725 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244725 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244725 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244725 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244725 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244725 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000215804 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215804 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215804 | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000215804 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000215804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000215804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000215804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000215804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000239618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000239618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000239618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000239618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000239618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000239618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000239618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000239618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000239618 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000239618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000044154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000044154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000044154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000044154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000044154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000044154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000044154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000044154 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000044154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000044154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000044154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000044155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000044155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000044155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000044155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000044155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000044155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000044155 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000044155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000044155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000044155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%